Credit Risk - Disclosure of Credit Performance by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 207,435	£ 219,716
Loss allowance	992
Loss allowance		1,005
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	172,859	184,317
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,028	7,520
Loss allowance	£ 300
Loss allowance		£ 293
Stage 3 ratio	3.83%	3.71%
Gross write-offs	£ 130	£ 110
Everyday Banking | Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	39
Stage 3 undrawn exposures		35
Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,819	2,519
Loss allowance	£ 16
Loss allowance		£ 19
Stage 3 ratio	7.25%	6.58%
Gross write-offs	£ 11	£ 11
Everyday Banking | Business banking | Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	2
Stage 3 undrawn exposures		3
Everyday Banking | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,209	5,001
Loss allowance	£ 284
Loss allowance		£ 274
Stage 3 ratio	2.65%	2.27%
Gross write-offs	£ 119	£ 99
Everyday Banking | Other unsecured loans | Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	37
Stage 3 undrawn exposures		32
Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,064	1,982
Loss allowance	66
Loss allowance		62
Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,674	2,558
Loss allowance	140
Loss allowance		130
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	471	461
Loss allowance	78
Loss allowance		82
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,228	5,384
Loss allowance	£ 70
Loss allowance		£ 67
Stage 3 ratio	0.53%	0.54%
Gross write-offs	£ 23	£ 19
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	380
Loss allowance		393
Maximum exposure to credit risk	25,990	27,564
Loss allowances	380	394
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,676	14,123
Loss allowances	341	355
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,358	5,407
Loss allowances	39	38
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,956	8,034
Loss allowances	0	1
Corporate & Commercial Banking | Fully performing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22,626	24,539
Corporate & Commercial Banking | Fully performing | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,140	11,796
Corporate & Commercial Banking | Fully performing | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,734	4,765
Corporate & Commercial Banking | Fully performing | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,752	7,978
Corporate & Commercial Banking | Enhanced monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	472	580
Corporate & Commercial Banking | Enhanced monitoring | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	462	431
Corporate & Commercial Banking | Enhanced monitoring | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10	103
Corporate & Commercial Banking | Enhanced monitoring | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	46
Corporate & Commercial Banking | Proactive management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,147	1,873
Corporate & Commercial Banking | Proactive management | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,447	1,383
Corporate & Commercial Banking | Proactive management | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	496	480
Corporate & Commercial Banking | Proactive management | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	204	10
Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	745	572
Corporate & Commercial Banking | Stage 3 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	627	513
Corporate & Commercial Banking | Stage 3 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	118	59
Corporate & Commercial Banking | Stage 3 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	152,975	169,066
Stage 1 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,807	6,300
Stage 1 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,574	2,223
Stage 1 | Everyday Banking | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,233	4,077
Stage 1 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,743	1,730
Stage 1 | Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,283	2,192
Stage 1 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	207	155
Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,870	5,005
Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,280	23,104
Stage 2
Disclosure of credit risk exposure [line items]
Loss allowance	461
Loss allowance		516
Stage 2 | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	40
Loss allowance		39
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17,876	13,424
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	990	975
Stage 2 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	115	133
Stage 2 | Everyday Banking | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	875	842
Stage 2 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	294	231
Stage 2 | Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	345	329
Stage 2 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	236	282
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	330	350
Loss allowance	30
Loss allowance		27
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	118
Loss allowance		155
Maximum exposure to credit risk	3,965	3,888
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,008	£ 1,827
Stage 3 ratio	1.17%	1.00%
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 231	£ 245
Stage 3 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	130	163
Stage 3 | Everyday Banking | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	101	82
Stage 3 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27	21
Stage 3 | Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	46	37
Stage 3 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	28	24
Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	28	29
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	745	572
Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	172,859	184,317
Loss allowance	£ 242
Loss allowance		£ 251
Stage 1 ratio	88.50%	91.73%
Stage 2 ratio	10.34%	7.28%
Stage 3 ratio	1.17%	1.00%
Credit risk | Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 152,975	£ 169,066
Credit risk | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17,876	13,424
Credit risk | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,008	£ 1,827